Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 81,608	$ 979	₨ 88,659
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 17,553		₨ 22,425